he

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 25.9%
	AEROSPACE & DEFENSE - 0.3%
284	Teledyne Technologies, Inc.(a)	$ 127,578

	ASSET MANAGEMENT - 0.5%
1,559	Charles Schwab Corporation (The)	127,885
1,283	Raymond James Financial, Inc.	126,491
		254,376
	AUTOMOTIVE - 2.0%
1,485	Aptiv plc(a)	256,741
5,638	BorgWarner, Inc.	254,105
10,106	Ford Motor Company(a)	172,610
3,141	General Motors Company(a)	170,965
158	Tesla, Inc.(a)	176,012
		1,030,433
	BANKING - 1.0%
815	Citizens Financial Group, Inc.	38,615
474	Comerica, Inc.	40,333
903	Fifth Third Bancorp	39,308
182	First Republic Bank	39,372
2,682	Huntington Bancshares, Inc.	42,214
1,780	KeyCorporation	41,421
269	M&T Bank Corporation	39,575
2,281	People's United Financial, Inc.	39,096
185	PNC Financial Services Group, Inc. (The)	39,041
1,656	Regions Financial Corporation	39,214
60	SVB Financial Group(a)	43,043
615	Truist Financial Corporation	39,034
614	Zions Bancorp NA	38,676
		518,942
	COMMERCIAL SUPPORT SERVICES - 1.0%
4,548	Robert Half International, Inc.	514,242

	DIVERSIFIED INDUSTRIALS - 0.4%
625	Eaton Corp PLC	102,975

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 25.9% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.4% (Continued)
997	Emerson Electric Company	$ 96,719
		199,694
	ELECTRICAL EQUIPMENT - 1.7%
1,086	A O Smith Corporation	79,354
522	Allegion plc	66,973
806	AMETEK, Inc.	106,714
1,304	Carrier Global Corporation	68,108
203	Generac Holdings, Inc.(a)	101,208
994	Johnson Controls International plc	72,930
733	Keysight Technologies, Inc.(a)	131,955
323	Rockwell Automation, Inc.	103,166
378	Trane Technologies plc	68,392
1,395	Trimble, Inc.(a)	121,881
		920,681
	ENGINEERING & CONSTRUCTION - 1.0%
4,207	Quanta Services, Inc.	510,225

	HEALTH CARE FACILITIES & SERVICES - 1.0%
1,008	HCA Healthcare, Inc.	252,463
2,026	Universal Health Services, Inc., Class B	251,427
		503,890
	HOME & OFFICE PRODUCTS - 0.5%
5,330	Leggett & Platt, Inc.	249,711

	HOME CONSTRUCTION - 0.7%
715	Fortune Brands Home & Security, Inc.	72,501
1,115	Masco Corporation	73,088
1,284	Mohawk Industries, Inc.(a)	227,538
		373,127
	INDUSTRIAL SUPPORT SERVICES - 1.1%
3,033	Fastenal Company	173,124
468	United Rentals, Inc.(a)	177,424
404	WW Grainger, Inc.	187,097
		537,645

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 25.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
308	Goldman Sachs Group, Inc. (The)	$ 127,312
1,259	Morgan Stanley	129,400
		256,712
	INSURANCE - 2.0%
1,539	Aflac, Inc.	82,598
2,845	American International Group, Inc.	168,111
1,030	Assurant, Inc.	166,149
936	Globe Life, Inc.	83,323
2,309	Hartford Financial Services Group, Inc. (The)	168,395
1,137	Lincoln National Corporation	82,035
1,305	MetLife, Inc.	81,954
1,273	Principal Financial Group, Inc.	85,406
757	Prudential Financial, Inc.	83,308
		1,001,279
	INTERNET MEDIA & SERVICES - 1.0%
35	Alphabet, Inc., Class A(a)	103,632
35	Alphabet, Inc., Class C(a)	103,789
668	Match Group, Inc.(a)	100,721
300	Meta Platforms, Inc., Class A(a)	97,071
1,883	Twitter, Inc.(a)	100,816
		506,029
	MACHINERY - 1.0%
1,462	Deere & Company	500,457

	MEDICAL EQUIPMENT & DEVICES - 1.0%
202	Align Technology, Inc.(a)	126,123
292	Cooper Companies, Inc.	121,741
2,130	DENTSPLY SIRONA, Inc.	121,857
291	West Pharmaceutical Services, Inc.	125,095
		494,816
	OIL & GAS PRODUCERS - 1.0%
2,097	APA Corporation	54,962
756	ConocoPhillips	56,314
2,596	Coterra Energy, Inc.	55,347

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 25.9% (Continued)
	OIL & GAS PRODUCERS - 1.0% (Continued)
1,402	Devon Energy Corporation	$ 56,192
521	Diamondback Energy, Inc.	55,846
605	EOG Resources, Inc.	55,938
679	Hess Corporation	56,065
3,453	Marathon Oil Corporation	56,354
299	Pioneer Natural Resources Company	55,907
		502,925
	PUBLISHING & BROADCASTING - 1.0%
10,683	News Corporation, CLASS A - NON-VOTING	244,641
10,791	News Corporation, Class B	243,445
		488,086
	REAL ESTATE SERVICES - 1.0%
4,868	CBRE Group, Inc., Class A(a)	506,661

	RETAIL REIT - 1.0%
844	Federal Realty Investment Trust	101,575
4,496	Kimco Realty Corporation	101,610
1,398	Realty Income Corporation	99,859
1,482	Regency Centers Corporation	104,348
695	Simon Property Group, Inc.	101,873
		509,265
	SOFTWARE - 1.0%
312	Fortinet, Inc.(a)	104,939
315	Microsoft Corporation	104,460
3,982	NortonLifeLock, Inc.	101,342
1,062	Oracle Corporation	101,888
149	ServiceNow, Inc.(a)	103,966
		516,595
	SPECIALTY FINANCE - 1.0%
741	American Express Company	128,771
838	Capital One Financial Corporation	126,563
1,113	Discover Financial Services	126,125
2,516	Synchrony Financial	116,868
		498,327

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares		Fair Value
	COMMON STOCKS — 25.9% (Continued)
	STEEL - 1.0%
4,673	Nucor Corporation	$ 521,740

	TECHNOLOGY HARDWARE - 1.2%
3,524	Garmin Ltd.	506,046
224	Zebra Technologies Corporation, Class A(a)	119,605
		625,651
	TRANSPORTATION & LOGISTICS - 1.0%
1,291	JB Hunt Transport Services, Inc.	254,572
763	Old Dominion Freight Line, Inc.	260,450
		515,022

	TOTAL COMMON STOCKS (Cost $11,362,147)	13,184,109

	EXCHANGE-TRADED FUNDS — 62.5%
	EQUITY - 33.8%
335,266	Arrow DWA Tactical: International ETF (b)(c)	12,240,093
60,000	Arrow Reverse Cap 500 ETF(b)	1,434,000
165,817	Invesco DB Commodity Index Tracking Fund, N(a)	3,540,193
		17,214,286
	FIXED INCOME - 25.0%
52,044	iShares 1-3 Year Treasury Bond ETF	4,467,977
21,767	iShares iBoxx $ High Yield Corporate Bond ETF	1,892,205
14,612	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,950,410
20,071	iShares TIPS Bond ETF	2,582,536
20,589	SPDR Bloomberg Barclays Convertible Securities ETF	1,811,420
		12,704,548
	MIXED ALLOCATION - 3.7%
18,926	Arrow Reserve Capital Management ETF(b)	1,891,464

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,045,296)	31,810,298

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Shares						Fair Value
	EXCHANGE-TRADED NOTE — 3.4%
	EQUITY - 3.4%
91,190	JPMorgan Alerian MLP Index ETN (Cost $1,523,675)					$ 1,728,962

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
267,717	First American Government Obligations Fund, Class X, 0.03%(d)(f)(g)					267,717
	TOTAL SHORT-TERM INVESTMENT (Cost $267,717)					267,717

Contracts(e)
	FUTURE OPTIONS PURCHASED - 0.3%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.3%
72	S&P500 EMINI OPTN	GS	12/17/2021	$ 4,000	$ 14,400,000	$ 50,400
48	S&P500 EMINI OPTN	GS	12/17/2021	4,300	10,320,000	81,000
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $431,100)					131,400

	TOTAL INVESTMENTS - 92.6% (Cost $40,629,935)					$ 47,122,486
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.4%					3,754,386
	NET ASSETS - 100.0%					$ 50,876,872

ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

GS	Goldman Sachs
MS	Morgan Stanley

(a)	Non-income producing security.
(b)	Affiliated Exchange Traded Fund.
(c)	Affiliated Company - The Arrow DWA Tactical: Balanced Fund holds in excess of 5% of the outstanding voting securities of this exchange traded fund.
(d)	Rate disclosed is the seven day effective yield as of October 31, 2021.
(e)	Each contract is equivalent to one futures contract.
(f)	All or a portion of this investment is a holding of the ADWAB Fund Limited.
(g)	All or a portion of this security is pledged as collateral for swap agreements.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

FINANCIAL INDEX SWAP
Notional Value at October 31, 2021	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$ 2,353,062	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	6/21/2022	$ 66,946

Additional Information — Financial Index Swap Contract

The following table represents the individual positions and related values within the financial index swap as of October 31, 2021.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
5		British Pound CME	Dec-21	Morgan Stanley	$ 463,169	0.54%	$ (1,653)
5		CAC Index	Nov-21	Morgan Stanley	408,929	0.48%	9,940
8		Canadian Dollar CME	Dec-21	Morgan Stanley	631,868	0.74%	7,973
8		CFE VIX	Feb-22	Morgan Stanley	177,053	0.21%	(296)
1		CFE VIX	Jan-22	Morgan Stanley	28,188	0.03%	(691)
1		DAX Index	Dec-21	Morgan Stanley	418,894	0.49%	4,089
1		Emini Nasdaq	Dec-21	Morgan Stanley	381,083	0.45%	13,221
3		Emini S&P	Dec-21	Morgan Stanley	701,924	0.82%	4,135
10		Euro_Stoxx50	Dec-21	Morgan Stanley	478,159	0.56%	12,298
8		Ftse Index	Dec-21	Morgan Stanley	814,463	0.96%	20,023
0	*	Hang Seng Index	Nov-21	Morgan Stanley	67,731	0.08%	(2,015)
0	*	Japan Govt Bond OSE	Dec-21	Morgan Stanley	122,919	0.14%	(57)
14		Mexican Peso CME	Dec-21	Morgan Stanley	349,537	0.41%	(7,000)
4		Mini Dow	Dec-21	Morgan Stanley	710,374	0.83%	16,407
1		Osk Nikkei	Dec-21	Morgan Stanley	128,581	0.15%	(2,750)
4		SFE Spi 200	Dec-21	Morgan Stanley	608,366	0.71%	(4,581)
1		Topix Index	Dec-21	Morgan Stanley	194,223	0.23%	(4,250)
							$ 64,793
* Less than 1 contract

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(28)	2 Yr T-Note	Dec-21	Morgan Stanley	$ (6,036,125)	7.09%	$ 6,667
(18)	5 Yr T-Note	Dec-21	Morgan Stanley	(2,213,926)	2.60%	10,268
(1)	Aussie 10Yr Bond	Dec-21	Morgan Stanley	(136,168)	0.16%	3,040
(5)	Aussie 3 Yr Bond	Dec-21	Morgan Stanley	(414,845)	0.49%	4,753
(1)	Australian Dollar CME	Dec-21	Morgan Stanley	(52,238)	0.06%	(1,132)
(1)	CFE VIX	Dec-21	Morgan Stanley	(25,328)	0.03%	387
(2)	CFE VIX	Nov-21	Morgan Stanley	(33,888)	0.04%	1,029
(66)	Erx 2 Bund	Dec-21	Morgan Stanley	(8,527,156)	10.02%	18,445
(9)	Erx Bobl	Dec-21	Morgan Stanley	(1,430,828)	1.68%	7,251
(4)	Eur/Usd CME	Dec-21	Morgan Stanley	(568,732)	0.67%	1,525
(33)	Euribor	Sep-21	Morgan Stanley	(9,563,269)	11.24%	31,812
(5)	Euro Bund	Dec-21	Morgan Stanley	(908,180)	1.07%	5,447
(34)	Eurodollars	Dec-23	Morgan Stanley	(33,322,950)	39.16%	17,240
(4)	Gilts	Dec-21	Morgan Stanley	(664,637)	0.78%	(1,506)
(9)	Japanese Yen CME	Dec-21	Morgan Stanley	(1,015,632)	1.19%	20,677
(57)	Short Sterling	Jun-23	Morgan Stanley	(9,662,084)	11.36%	39,362
(3)	Swiss Franc CME	Dec-21	Morgan Stanley	(468,060)	0.55%	(4,466)
(7)	US 10 Yr Notes	Dec-21	Morgan Stanley	(937,388)	1.10%	2,676
(2)	US T.Bond	Dec-21	Morgan Stanley	(253,037)	0.30%	(3,302)
						$ 160,173
* Less than 1 contract

+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 2.58%.

COMMODITY INDEX SWAP ++
Notional Value at October 31, 2021	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
$ 3,407,934	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/21/2022	$ (60,315)

					Net Unrealized Appreciation on Swap Contracts	$ 6,631

++ All of these contracts are holdings of the ADWAB Fund Limited.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2021

Additional Information — Commodity Index Swap Contract

The following table represents the individual positions and related values within the commodity index swap as of October 31, 2021.

Open Long Future Contracts		Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
7		Beanoil	Dec-21	Morgan Stanley	$ 258,351	3.06%	$ 2,132
6		Brent Oil	Feb-22	Morgan Stanley	504,850	5.98%	(5,139)
2		Coffee NY	Dec-21	Morgan Stanley	151,809	1.80%	4,061
8		Corn	Dec-21	Morgan Stanley	221,013	2.62%	10,957
6		Cotton	Dec-21	Morgan Stanley	366,597	4.34%	57,050
6		Crude Oil	Dec-21	Morgan Stanley	542,471	6.42%	52,108
6		Gas Oil LDN	Dec-21	Morgan Stanley	447,053	5.29%	37,787
5		Gasoline Blendstock	Dec-21	Morgan Stanley	485,875	5.75%	41,619
1		Gold CMX	Dec-21	Morgan Stanley	153,120	1.81%	(88)
5		Heating Oil	Dec-21	Morgan Stanley	524,979	6.22%	45,392
2		Hi Gr. Copper	Dec-21	Morgan Stanley	205,037	2.43%	(2,979)
5		Kcbt Red Wheat	Dec-21	Morgan Stanley	193,902	2.30%	10,162
3		Lean Hogs	Dec-21	Morgan Stanley	91,418	1.08%	(1,567)
2		Natural Gas	Dec-21	Morgan Stanley	84,415	1.00%	(2,237)
0	*	Silver CMX	Dec-21	Morgan Stanley	51,391	0.61%	766
3		Soybeans	Jan-22	Morgan Stanley	217,851	2.58%	246
13		Sugar NY	Mar-22	Morgan Stanley	273,245	3.24%	(9,103)
0	*	Wheat	Dec-21	Morgan Stanley	8,291	0.10%	(5)
							$ 241,162
Open Short Future Contracts
(9)		Beanmeal	Dec-21	Morgan Stanley	(297,975)	3.53%	(6,622)
(0)	*	Cocoa NY	Dec-21	Morgan Stanley	(12,283)	0.15%	8
(5)		Live Cattle	Dec-21	Morgan Stanley	(238,569)	2.82%	(1,208)
							$ (7,822)
* Less than 1 contract

+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 36.87%.